Schedule of investments

Delaware Strategic Income II Fund December 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 4.43%
Fannie Mae Connecticut Avenue Securities
Series 2018-C03 1M2 3.942% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 •	1,350,000	$1,360,349
Series 2018-C05 1M2 4.142% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 •	1,350,000	1,369,237
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2 4.092% (LIBOR01M + 2.30%)
9/25/30 •	1,350,000	1,365,168
Freddie Mac Structured Agency Credit Risk REMIC
Series 2019-HQA4 M2 144A 3.842% (LIBOR01M +
2.05%) 11/25/49 #•	1,500,000	1,507,607
Total Agency Collateralized Mortgage Obligations (cost $5,577,686)		5,602,361

Agency Mortgage-Backed Securities – 4.68%
Fannie Mae S. F. 30 yr
4.00% 9/1/48	1,082,899	1,126,740
4.00% 12/1/48	1,215,744	1,264,905
4.50% 6/1/48	1,361,829	1,437,392
4.50% 7/1/48	995,738	1,048,453
4.50% 1/1/49	474,067	498,466
Freddie Mac S. F. 30 yr
5.00% 10/1/48	498,751	533,379
Total Agency Mortgage-Backed Securities (cost $5,800,557)		5,909,335

Convertible Bonds – 1.41%
Boingo Wireless 1.00% exercise price $42.32, expiration
date 10/1/23	1,079,000	958,658
Cheniere Energy 4.25% exercise price $138.38, expiration
date 3/15/45	1,046,000	829,010
Total Convertible Bonds (cost $1,718,830)		1,787,668

Corporate Bonds – 46.65%
Banking - 6.25%
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	565,000	553,506
Bank of America
2.884% 10/22/30 µ	170,000	171,446
5.125%µy	510,000	540,115
BBVA Bancomer 144A 6.75% 9/30/22 #	667,000	727,390
Credit Suisse Group 144A 6.25%#µy	850,000	927,185
JPMorgan Chase & Co.
2.739% 10/15/30 µ	240,000	239,963
5.00%µy	395,000	411,294
Popular 6.125% 9/14/23	1,301,000	1,403,994

NQ-QSV [12/19] 2/20 (1081877) 1

Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Royal Bank of Scotland Group 8.625%µy	950,000	$1,028,921
Turkiye Garanti Bankasi 144A 5.875% 3/16/23 #	605,000	623,517
UBS Group 6.875%µy	565,000	589,154
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	780,000	683,686
		7,900,171
Basic Industry - 8.84%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,130,000	1,166,748
CSN Resources 144A 7.625% 2/13/23 #	784,000	837,386
Equate Petrochemical 144A 3.00% 3/3/22 #	564,000	567,646
Freeport-McMoRan 5.45% 3/15/43	1,526,000	1,583,378
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	568,000	631,531
GUSAP III 144A 4.25% 1/21/30 #	655,000	666,463
Hudbay Minerals 144A 7.625% 1/15/25 #	673,000	711,755
Methanex 5.25% 12/15/29	665,000	687,567
Novolipetsk Steel Via Steel Funding DAC 144A
4.00% 9/21/24 #	564,000	593,571
Orbia Advance 144A 5.50% 1/15/48 #	569,000	583,051
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	573,000	577,154
Sasol Financing USA 5.875% 3/27/24	1,133,000	1,226,634
Suzano Austria 6.00% 1/15/29	562,000	635,255
Teck Resources 6.25% 7/15/41	610,000	698,961
		11,167,100
Brokerage - 0.98%
Jefferies Group 6.50% 1/20/43	1,035,000	1,232,811
		1,232,811
Capital Goods - 1.01%
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	565,000	587,134
Mauser Packaging Solutions Holding 144A
7.25% 4/15/25 #	699,000	692,003
		1,279,137
Communications - 5.50%
AT&T 4.35% 3/1/29	580,000	644,929
Charter Communications Operating
4.80% 3/1/50	90,000	94,735
5.125% 7/1/49	230,000	249,996
LCPR Senior Secured Financing 144A 6.75% 10/15/27 #	340,000	361,029
Radiate Holdco 144A 6.625% 2/15/25 #	1,011,000	1,024,057
Sprint 7.875% 9/15/23	1,225,000	1,354,133
Time Warner Cable 7.30% 7/1/38	480,000	625,738
Time Warner Entertainment 8.375% 3/15/23	225,000	265,596
Verizon Communications 4.50% 8/10/33	865,000	1,010,168
Zayo Group 6.375% 5/15/25	1,282,000	1,324,197

2 NQ-QSV [12/19] 2/20 (1081877)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
		6,954,578
Consumer Cyclical - 5.79%
AMC Entertainment Holdings 6.125% 5/15/27	1,120,000	1,024,828
GLP Capital
3.35% 9/1/24	465,000	475,986
4.00% 1/15/30	540,000	552,432
Golden Nugget 144A 8.75% 10/1/25 #	969,000	1,038,637
M/I Homes 5.625% 8/1/25	644,000	676,467
Prime Security Services Borrower 144A 5.75% 4/15/26 #	991,000	1,078,955
Resorts World Las Vegas 144A 4.625% 4/16/29 #	600,000	633,067
Scientific Games International
144A 7.00% 5/15/28 #	160,000	171,496
144A 7.25% 11/15/29 #	225,000	245,104
144A 8.25% 3/15/26 #	1,285,000	1,419,121
		7,316,093
Consumer Non-Cyclical - 0.69%
MHP 144A 6.95% 4/3/26 #	566,000	594,900
Tenet Healthcare 6.875% 11/15/31	270,000	276,169
		871,069
Energy - 7.37%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	815,000	940,897
Energy Transfer Operating
5.25% 4/15/29	355,000	398,719
6.25% 4/15/49	270,000	325,396
6.625%µy	285,000	269,758
Gazprom PJSC Via Gaz Capital 144A 4.95% 3/23/27 #	566,000	631,942
KazMunayGas National JSC 144A 6.375% 10/24/48 #	1,134,000	1,463,132
KazTransGas JSC 144A 4.375% 9/26/27 #	570,000	599,057
Marathon Oil
2.80% 11/1/22	285,000	289,742
4.40% 7/15/27	695,000	755,636
MPLX
4.00% 3/15/28	200,000	207,070
5.50% 2/15/49	295,000	334,670
Noble Energy 4.20% 10/15/49	550,000	553,453
Petrobras Global Finance 144A 5.093% 1/15/30 #	558,000	598,600
Petroleos Mexicanos 144A 6.84% 1/23/30 #	563,000	601,335
Saudi Arabian Oil 144A 4.25% 4/16/39 #	565,000	604,906
Southwestern Energy 7.75% 10/1/27	800,000	742,980
		9,317,293
Finance Companies - 1.18%
Avolon Holdings Funding 144A 4.375% 5/1/26 #	950,000	1,004,673

NQ-QSV [12/19] 2/20 (1081877) 3

Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
DAE Funding 144A 5.75% 11/15/23 #	457,000	$480,611
		1,485,284
Insurance - 2.11%
AssuredPartners 144A 7.00% 8/15/25 #	674,000	687,271
Brighthouse Financial
3.70% 6/22/27	335,000	334,136
4.70% 6/22/47	595,000	551,598
HUB International 144A 7.00% 5/1/26 #	389,000	412,350
USI 144A 6.875% 5/1/25 #	665,000	681,419
		2,666,774
Technology - 1.78%
CommScope Technologies 144A 5.00% 3/15/27 #	1,270,000	1,197,007
Micron Technology 4.663% 2/15/30	960,000	1,057,484
		2,254,491
Utilities - 5.15%
Aegea Finance 144A 5.75% 10/10/24 #	600,000	633,255
Calpine 144A 5.25% 6/1/26 #	1,288,000	1,344,121
Duke Energy 4.875%µy	650,000	682,614
Israel Electric 144A 5.00% 11/12/24 #	570,000	627,978
NRG Energy 144A 4.45% 6/15/29 #	950,000	995,382
Southern California Edison
4.00% 4/1/47	100,000	105,131
4.20% 3/1/29	185,000	204,840
4.875% 3/1/49	550,000	651,447
Vistra Operations 144A 3.55% 7/15/24 #	1,240,000	1,256,358
		6,501,126
Total Corporate Bonds (cost $57,589,821)		58,945,927

Loan Agreements – 4.77%
Acrisure Tranche B 1st Lien 5.695% (LIBOR03M + 3.75%)
11/22/23 •	339,139	338,998
Applied Systems 2nd Lien 0.00% 9/19/25 X	325,000	333,531
AssuredPartners Tranche B 1st Lien 0.00% 10/22/24 X	339,065	340,506
athenahealth Tranche B 1st Lien 6.401% (LIBOR03M +
4.50%) 2/11/26 •	339,146	341,404
Blackstone CQP Holdco 5.408% (LIBOR03M + 3.50%)
9/30/24 •	339,148	341,532
Blue Ribbon 1st Lien 5.891% (LIBOR03M + 4.00%)
11/15/21 •	150,000	129,769
Buckeye Partners 1st Lien 4.441% (LIBOR01M + 2.75%)
11/1/26 •	335,000	338,280
BWay Holding Tranche B 1st Lien 0.00% 4/3/24 X	209,463	209,103

4 NQ-QSV [12/19] 2/20 (1081877)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
DTZ US Borrower Tranche B 5.049% (LIBOR01M +
3.25%) 8/21/25 •	269,318	$270,707
Frontier Communications Tranche B-1 1st Lien 5.55%
(LIBOR01M + 3.75%) 6/17/24 •	339,130	341,632
Gentiva Health Services 1st Lien 5.563% (LIBOR01M +
3.75%) 7/2/25 •	269,318	271,085
Granite Generation Tranche B 1st Lien 5.70% (LIBOR01M
+ 3.75%) 11/9/26 •	536,000	531,980
Hoya Midco Tranche B 1st Lien 5.299% (LIBOR01M +
3.50%) 6/30/24 •	345,000	344,281
Kronos Tranche B 1st Lien 4.909% (LIBOR03M + 3.00%)
11/1/23 •	339,892	342,016
Stars Group Holdings Tranche B 0.00% 7/10/25 X	199,420	201,429
Summit Midstream Partners Holdings Tranche B 1st Lien
7.799% (LIBOR01M + 6.00%) 5/13/22 •	463,498	455,387
Ultimate Software Group 1st Lien 5.549% (LIBOR01M +
3.75%) 5/4/26 •	269,325	271,121
Verscend Holding Tranche B 6.299% (LIBOR01M +
4.50%) 8/27/25 •	274,306	276,534
Wand Newco 3 Tranche B 1st Lien 0.00% 2/5/26 X	340,000	343,506
Total Loan Agreements (cost $5,972,769)		6,022,801

Non-Agency Collateralized Mortgage Obligations – 7.03%
Connecticut Avenue Securities Trust
Series 2019-R07 1M2 144A 3.892% (LIBOR01M +
2.10%) 10/25/39 #•	1,500,000	1,514,093
Sequoia Mortgage Trust
Series 2013-2 B4 3.642% 2/25/43 •	1,443,457	1,467,210
Series 2014-1 B3 144A 3.919% 4/25/44 #•	1,463,038	1,520,415
Series 2017-5 B2 144A 3.854% 8/25/47 #•	1,415,114	1,461,718
Series 2017-6 B2 144A 3.757% 9/25/47 #•	1,415,807	1,454,304
Series 2017-7 B2 144A 3.762% 10/25/47 #•	1,421,103	1,460,994
Total Non-Agency Collateralized Mortgage Obligations (cost $8,914,777)		8,878,734

Non-Agency Commercial Mortgage-Backed Securities – 11.01%
BANK
Series 2017-BNK8 C 4.073% 11/15/50 •	1,350,000	1,392,512
Series 2019-BN20 A3 3.011% 9/15/61	1,350,000	1,388,814
Cantor Commercial Real Estate Lending
Series 2019-CF2 A5 2.874% 11/15/52	1,350,000	1,368,598
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	1,250,000	1,310,181
DB-JPM Mortgage Trust
Series 2016-C1 B 4.195% 5/10/49 •	1,000,000	1,056,569

NQ-QSV [12/19] 2/20 (1081877) 5

Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

Principal amount°		Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,350,000	$1,444,163
Series 2017-GS6 A3 3.433% 5/10/50	1,360,000	1,435,230
Series 2018-GS9 A4 3.992% 3/10/51 •	1,535,000	1,681,582
JPM-DB Commercial Mortgage Securities Trust
Series 2017-C7 A5 3.409% 10/15/50	1,350,000	1,424,179
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	1,350,000	1,410,219
Total Non-Agency Commercial Mortgage-Backed Securities (cost $14,234,147)		13,912,047

Sovereign Bonds – 3.83%Δ
Brazil - 0.43%
Brazilian Government International Bond 4.75% 1/14/50	550,000	543,417
		543,417
Egypt - 0.96%
Egypt Government International Bonds
144A 5.577% 2/21/23 #	567,000	594,273
144A 7.60% 3/1/29 #	564,000	618,324
		1,212,597
Ghana - 0.47%
Ghana Government International Bond 144A
7.875% 3/26/27 #	562,000	592,098
		592,098
Ivory Coast - 0.46%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #	574,000	580,430
		580,430
Mongolia - 0.53%
Mongolia Government International Bond 144A
5.625% 5/1/23 #	647,000	667,352
		667,352
Senegal - 0.45%
Senegal Government International Bond 144A
6.75% 3/13/48 #	564,000	569,038
		569,038
Uzbekistan - 0.53%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	636,000	676,385
		676,385
Total Sovereign Bonds (cost $4,690,419)		4,841,317

US Treasury Obligations – 11.88%
US Treasury Notes
1.50% 9/30/24	11,500,000	11,395,341

6 NQ-QSV [12/19] 2/20 (1081877)

(Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
1.50% 11/30/24	1,180,000	$1,169,485
1.625% 12/31/21	1,270,000	1,271,281
1.625% 8/15/29	1,200,000	1,168,339
Total U. S. Treasury Obligations (cost $15,191,838)		15,004,446
	Number of shares
Preferred Stock – 0.26%
Morgan Stanley 5.55% µ	325,000	331,523
Total Preferred Stock (cost $330,242)		331,523

Short-Term Investments – 4.19%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	1,058,869	1,058,869
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	1,058,869	1,058,869
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	1,058,869	1,058,869
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	1,058,869	1,058,869
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	1,058,869	1,058,869
Total Short-Term Investments (cost $5,294,345)		5,294,345

Total Value of Securities – 100.14%
(cost $125,315,431)		126,530,504

Liabilities Net of Receivables and Other Assets – (0.14%) ★		(177,695)
Net Assets Applicable to 13,435,312 Shares Outstanding – 100.00%		$126,352,809

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Dec. 31, 2019, the aggregate value of Rule 144A securities was $44,048,834, which represents
34.86% of the Fund’s net assets.
★ Includes $13,860 cash collateral held at broker for futures contracts as of Dec. 31, 2019.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2019.
Rate will reset at a future date.
y No contractual maturity date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and

NQ-QSV [12/19] 2/20 (1081877) 7

Schedule of investments

Delaware Strategic Income II Fund (Unaudited)

spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X	This loan will settle after Dec. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

The following futures contracts were outstanding at Dec. 31, 2019:

Futures Contracts

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers

18 US Treasury 5 yr Notes	$2,134,969	$2,133,887	3/31/20	$1,082	$(422)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following commitments were outstanding at Dec. 31, 2019:

	Principal
Borrower	Amount	Cost	Value	Unrealized Appreciation
Inmarsat Tranche B
0.00% 12/12/26	$210,000	$204,225	$211,916	$7,691

8 NQ-QSV [12/19] 2/20 (1081877)

(Unaudited)

Summary of abbreviations:
DB – Deutsche Bank
GS – Goldman Sachs
ICE – Intercontinental Exchange
JSC – Joint-Stock Company
JPM – JPMorgan
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
S.F. – Single Family
USD – US Dollar
yr – Year

NQ-QSV [12/19] 2/20 (1081877) 9